UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robertson Opportunity Capital, LLC
Address: 8117 Preston Road
         West Tower, Suite 675
         Dallas, TX  75225

13F File Number:  28-11764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      L. Sauer
Title:     Chief Financial Officer
Phone:     972.713.5001

Signature, Place, and Date of Signing:

     L. Sauer     Dallas, Texas     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $105,177 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM NEW          000886309     1402   165872 SH       SOLE                   165872
ACME PACKET INC                COM              004764106     1361   237600 SH       SOLE                   237600
AMERICAN EXPRESS CO            COM              025816109     3901   110100 SH       SOLE                   110100
ARCH CAP GROUP LTD             ORD              G0450A105     8245   112900 SH       SOLE                   112900
BLOCKBUSTER INC                CL A             093679108      197    96100 SH       SOLE                    96100
BLOCKBUSTER INC                CL B             093679207      315   240500 SH       SOLE                   240500
BLOUNT INTL INC NEW            COM              095180105     2318   208300 SH       SOLE                   208300
CEMEX SAB DE CV                SPON ADR NEW     151290889     3389   196808 SH       SOLE                   196808
CISCO SYS INC                  COM              17275R102     2274   100800 SH       SOLE                   100800
CITRIX SYS INC                 COM              177376100     1862    73700 SH       SOLE                    73700
DAIMLER AG                     REG SHS          D1668R123     2101    41600 SH       SOLE                    41600
DREW INDS INC                  COM NEW          26168L205     1622    94800 SH       SOLE                    94800
EAGLE MATERIALS INC            COM              26969P108     1629    72800 SH       SOLE                    72800
EXTERRAN HLDGS INC             COM              30225X103     4760   148932 SH       SOLE                   148932
FIRST AMERN CORP CALIF         COM              318522307     3274   110975 SH       SOLE                   110975
HOLLY CORP                     COM PAR $0.01    435758305     3933   136000 SH       SOLE                   136000
INTUIT                         COM              461202103     8592   271800 SH       SOLE                   271800
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     5914    85100 SH       SOLE                    85100
LOOPNET INC                    COM              543524300     1646   167400 SH       SOLE                   167400
MBIA INC                       COM              55262C100      163    13700 SH       SOLE                    13700
MOODYS CORP                    COM              615369105     5086   149600 SH       SOLE                   149600
PARKER HANNIFIN CORP           COM              701094104     1344    25350 SH       SOLE                    25350
RAYTHEON CO                    COM NEW          755111507     7026   131300 SH       SOLE                   131300
SOHU COM INC                   COM              83408W103     7588   136100 SH       SOLE                   136100
SOMANETICS CORP                COM NEW          834445405     6771   309615 SH       SOLE                   309615
SONUS NETWORKS INC             COM              835916107     3442  1195200 SH       SOLE                  1195200
SYNOPSYS INC                   COM              871607107     4494   225244 SH       SOLE                   225244
TIME WARNER INC                COM              887317105     4138   315600 SH       SOLE                   315600
VALERO ENERGY CORP NEW         COM              91913Y100     1573    51900 SH       SOLE                    51900
WELLPOINT INC                  COM              94973V107     4817   103000 SH       SOLE                   103000